Document And Entity Information	Aug. 21, 2023
Document Information [Line Items]
Entity, Registrant Name	TIMBER PHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Aug. 21, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37411
Entity, Tax Identification Number	59-3843182
Entity, Address, Address Line One	3 Mountainview Road
Entity, Address, City or Town	Warren
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07059
City Area Code	908
Local Phone Number	636-7160
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	TMBR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001504167